Condensed Consolidated Statements of Income (Unaudited) - Parenthetical - shares	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Voting Common Stock
Common Stock, Shares, Outstanding	1,700		1,700
Nonvoting Common Stock
Common Stock, Shares, Outstanding	168,300		168,300
Common Stock
Shares, Outstanding	170,000	170,000	170,000	170,000	170,000	170,000